SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Following is a summary of activity for the year ended December 31, 2011, with respect to restricted stock granted under the 2010 Plan:

		Weighted
	Number of	Average
	Restricted	Grant-Date
Nonvested Restricted Stock	Shares	Fair Value
Nonvested at December 31, 2010	1,697,847	$0.23
Granted	368,718	$0.23
Vested prior to Share Exchange	(564,858)	$0.23
Vested pursuant to Share Exchange	(1,396,982)	$0.23
Forfeited	(104,725)	$0.23
Nonvested at December 31, 2011	0	$0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The assumptions used in the valuation of stock options granted during the year ended December 31, 2012 were as follows:

Risk-free interest rate	1.87%
Expected term of option	6.5 years
Expected stock price volatility	95.89%
Expected dividend yield	$0.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock options activity and related information for the2012Incentive Stock Option Plan for the years ended December31,2012is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January1,2012	-
Grants	3,500,000	$1.50	10.00	$-
Exercised	-
Forfeitures or expirations	(500,000)	1.50
Outstanding at December31,2012	3,000,000	$1.50	9.35	$-

Vested and expected to vest at December31,2012	3,000,000	$1.50	9.35	$-
Exercisable at December31,2012	-	$-	-	$-